INTEREST-BEARING LOANS AND BORROWINGS - Bonds (Details) ₫ in Millions	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks, Non-current portion	₫ 47,548,228	$ 1,892,768,122	₫ 22,862,890
Bonds
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	13,819,167	550,104,176	13,544,237
Long-term loans from banks, Non-current portion	11,334,167	451,182,955	5,938,750
Long-term loans from banks, Current portion	2,485,000	98,921,221	7,605,487
Bonds due in May 2028
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	₫ 4,939,583	$ 196,631,623
Fixed interest rate	12.50%	12.50%
Bonds due in May 2025
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks			1,995,793
Long-term loans from banks, Current portion			₫ 1,995,793
Bonds due in May 2025 | Minimum
INTEREST-BEARING LOANS AND BORROWINGS
Fixed interest rate			9.775%
Bonds due in May 2025 | Maximum
INTEREST-BEARING LOANS AND BORROWINGS
Fixed interest rate			10.175%
Bonds due in January 2025 and March 2025
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks			₫ 4,992,091
Long-term loans from banks, Current portion			₫ 4,992,091
Bonds due in January 2025 and March 2025 | Minimum
INTEREST-BEARING LOANS AND BORROWINGS
Fixed interest rate			14.40%
Bonds due in January 2025 and March 2025 | Maximum
INTEREST-BEARING LOANS AND BORROWINGS
Fixed interest rate			14.50%
Bonds due in September 2025
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks			₫ 617,603
Long-term loans from banks, Current portion			₫ 617,603
Bonds due in September 2025 | Minimum
INTEREST-BEARING LOANS AND BORROWINGS
Fixed interest rate			10.875%
Bonds due in September 2025 | Maximum
INTEREST-BEARING LOANS AND BORROWINGS
Fixed interest rate			11.225%
Bonds due in October 2026
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	₫ 1,988,750	$ 79,166,833	₫ 1,977,750
Long-term loans from banks, Current portion	₫ 1,988,750	$ 79,166,833
Fixed interest rate	13.50%	13.50%	13.50%
Bonds due in October 2029
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	₫ 3,955,000	$ 157,438,000	₫ 3,951,000
Fixed interest rate	13.50%	13.50%	13.50%
Bonds due in December 2026
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	₫ 496,250	$ 19,754,389	₫ 10,000
Long-term loans from banks, Current portion	₫ 496,250	$ 19,754,389
Fixed interest rate	13.50%	13.50%	13.50%
Bonds due in June 2028
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	₫ 2,439,584	$ 97,113,331
Fixed interest rate	12.00%	12.00%